CONCENTRATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 CNY (¥) customer	Dec. 31, 2017 customer	Dec. 31, 2019 CNY (¥)
CONCENTRATIONS [Line Items]
Accounts receivable	$ 2,577	¥ 18,132		¥ 17,939
Prepaid and other current assets	19,147	134,770		133,296
Other non-current assets	$ 10,194	¥ 11,264		70,971
Total Revenue
CONCENTRATIONS [Line Items]
Number of customers | customer	0	0	0
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Total Cost of Sales
CONCENTRATIONS [Line Items]
Number of customers | customer	0	0	0
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Accounts receivable [Member] | Credit risk [Member] | Company A [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	12.00%
Accounts receivable				2,089
Prepaid and other current assets [Member] | Credit risk [Member] | Company B [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	37.00%	37.00%
Prepaid and other current assets		¥ 49,800		49,800
Prepaid and other current assets [Member] | Credit risk [Member] | Company C [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	26.00%	26.00%
Prepaid and other current assets		¥ 35,000		35,000
Other Noncurrent Assets [Member] | Credit risk [Member] | Company D [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	59.00%
Other non-current assets				42,211
Other Noncurrent Assets [Member] | Credit risk [Member] | Company E [Member]
CONCENTRATIONS [Line Items]
Concentration risk (as a percent)	15.00%
Other non-current assets				¥ 10,773